Consolidated Statements of Cash Flows - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Operating loss	kr (379,720)	kr (28,019)
Adjustments for non-cash items	15,465	2,308
Interest received	1,912	926
Interest paid	(393)	(325)
Income taxes paid	(528)
Cash flow from operating activities before changes in working capital	(363,264)	(25,110)
Cash flow from changes in working capital
Changes in operating receivables	8,033	(53,546)
Changes in operating liabilities	46,050	7,645
Cash flow from operating activities	(309,181)	(71,011)
Investing activities
Acquisition of a subsidiary, net of cash acquired	(172,602)
Purchase of equipment	0	(118)
Investments in non-current financial assets	(5)	(1,888)
Purchase of intangible assets	0	(16,066)
Cash flow from investing activities	(172,607)	(18,072)
Financing activities
New share issue	891,388	210,317
Cost attributable to new share issue	(95,937)	(10,915)
Transactions costs paid	0	(1,748)
Exercise of warrants	59,251
Premiums from warrants issuance	0	2,834
Purchase of non-controlling interests	(82,172)
Repayment of loans	(3,972)	(1,652)
Cash flow from financing activities	768,558	198,835
Net increase /(decrease) in cash	286,770	109,752
Cash at beginning of the year	753,540	646,175
Exchange-rate difference in cash	(44,006)	(2,387)
Cash at the end of the year	kr 996,304	kr 753,540